Restatement of Previously Issued Audited Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

HYCROFT MINING HOLDING CORPORATION CONSOLIDATED CONDENSED BALANCE SHEETS (U.S. dollars in thousands, except share amounts)
	December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Total Assets	$232,626	$—	$232,626
Liabilities:
Current Liabilities	$21,681	$—	$21,681
Other liabilities, non-current	1,712	(62)	1,650
Debt, net, non-current	142,665	—	142,665
Royalty obligation, non-current	29,839	—	29,839
Asset retirement obligation, non-current	4,785	—	4,785
Warrant Liability, non-current	—	15,389	15,389
Total Liabilities	$200,682	$15,327	$216,009
Stockholders' (deficit) equity:
Common stock	$6	$—	$6
Additional paid-in capital	548,975	(11,605)	537,370
Accumulated deficit	(517,037)	(3,722)	(520,759)
Total stockholders' equity (deficit)	$31,944	$(15,327)	$16,617
Total liabilities and stockholders' equity (deficit)	$232,626	$—	$232,626

HYCROFT MINING HOLDING CORPORATION CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (U.S. dollars in thousands, except share amounts)
	December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Revenue	$47,044	$—	$47,044
Total cost of sales	(109,621)	—	(109,621)
Operating Expenses	(26,789)	—	(26,789)
Loss from Operations	(89,366)	—	(89,366)
Other Income and Expense:
Interest expense, net of capitalized interest	(43,458)	—	(43,458)
Fair value adjustment to Warrants	(45)	(3,722)	(3,767)
Interest Income	199	—	199
Loss before reorganization items and income taxes	(132,670)	(3,722)	(136,392)
Reorganization items	—	—	—
Net loss	$(132,670)	$(3,722)	$(136,392)

	HYCROFT MINING HOLDING CORPORATION CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (U.S. dollars in thousands, except share amounts)
	December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(132,670)	$(3,722)	$(136,392)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense - Note 10	38,843	—	38,843
Write-down of production inventories - Note 4	17,924	—	17,924
Impairment on equipment not in use - Note 5	5,331	—	5,331
Depreciation and amortization	5,886	—	5,886
Stock-based compensation - Note 15	2,380	—	2,380
Salary continuation and compensation costs	2,116	—	2,116
Fair value adjustment to Warrants	45	3,722	3,767
Accretion - Note 12	374	—	374
Phantom share compensation	225	—	225
Amortization reduction of Sprott Royalty Obligation - Note 10	(37)	—	(37)
Reduction in asset retirement obligation	—	—	—
Change in value of phantom shares	—	—	—
Changes in operating assets and liabilities	(50,925)	—	(50,925)
Net cash used in operating activities	(110,508)	—	(110,508)
Net cash used in investing activities	(31,124)	—	(31,124)
Cash flows from financing activities:	188,705	—	188,705
Net increase (decrease) in cash and restricted cash	47,073	—	47,073
Cash and restricted cash, beginning of period	48,967	—	48,967
Cash and restricted cash, end of period	$96,040	$—	$96,040
Total cash and restricted cash	$96,040	$—	$96,040